FINANCIAL DEBT (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current and non-current financial debt
Current financial debt	$ 20,044	$ 1,383
Non-current financial debt	59,268	14,626
Total financial debt	79,312	16,009
Bank overdrafts
Current and non-current financial debt
Current financial debt	2,276
Bank loans - principal
Current and non-current financial debt
Current financial debt	12,945	77
By purchase of equipment
Current and non-current financial debt
Current financial debt	1,048	1,257
NDF
Current and non-current financial debt
Current financial debt	100
Accrued interest and related expenses
Current and non-current financial debt
Current financial debt	3,675	43
Companies under sect. 33 - Law No. 19,550 and Related Parties
Current and non-current financial debt
Current financial debt		6
Notes - principal
Current and non-current financial debt
Non-current financial debt	18,831	13,767
Bank loans - principal
Current and non-current financial debt
Non-current financial debt	34,260	210
By purchase of equipment
Current and non-current financial debt
Non-current financial debt	1,031	686
Accrued interests and related expenses
Current and non-current financial debt
Non-current financial debt	$ 5,146	$ (37)